Losses associated with the 2011 earthquake in Japan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			10 Months Ended		12 Months Ended		22 Months Ended	12 Months Ended		22 Months Ended
	Dec. 31, 2012 facilities	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Earthquake in Japan, March 11, 2011 [Member]	Dec. 31, 2012 Earthquake in Japan, March 11, 2011 [Member] facilities	Dec. 31, 2012 Insurance settlement, property damage claims [Member] Earthquake in Japan, March 11, 2011 [Member]	Dec. 31, 2011 Insurance settlement, property damage claims [Member] Earthquake in Japan, March 11, 2011 [Member]	Dec. 31, 2012 Insurance settlement, property damage claims [Member] Earthquake in Japan, March 11, 2011 [Member]	Dec. 31, 2012 Insurance settlement, business interruption claims [Member] Earthquake in Japan, March 11, 2011 [Member]	Dec. 31, 2011 Insurance settlement, business interruption claims [Member] Earthquake in Japan, March 11, 2011 [Member]	Dec. 31, 2012 Insurance settlement, business interruption claims [Member] Earthquake in Japan, March 11, 2011 [Member]
Semiconductor wafer fab facilities owned in Japan (in number of facilities)	3				2
Operating income (loss)	$ 1,973	$ 2,992	$ 4,514	$ (101)		$ 13	$ 23	$ 36
Revenue	$ 12,825	$ 13,735	$ 13,966						$ 135	$ 37	$ 172